Revenue from contracts with customers - Schedule Of Contract Cost Capitalized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Contract assets [abstract]
Beginning balance	¥ 130,015	$ 18,780	¥ 122,627
Additions	46,326	6,692	7,388
Closing balance	¥ 176,341	$ 25,472	¥ 130,015